Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Sales revenues	$ 22,979	$ 34,703	$ 49,750	$ 61,892
Cost of sales	(11,342)	(15,240)	(24,000)	(28,019)
Gross profit	11,637	19,463	25,750	33,873
Income (expenses)
Selling expenses	(1,200)	(1,247)	(2,421)	(2,425)
General and administrative expenses	(388)	(323)	(745)	(622)
Exploration costs	(191)	(44)	(348)	(123)
Research and development expenses	(172)	(220)	(326)	(426)
Other taxes	(329)	(93)	(529)	(152)
Impairment of assets	(401)	(168)	(404)	(167)
Other income and expenses, net	(478)	2,189	(946)	1,867
Total Income (expenses)	(3,159)	94	(5,719)	(2,048)
Income before net finance expense, results of equity-accounted investments and income taxes	8,478	19,557	20,031	31,825
Finance income	516	619	981	881
Finance expenses	(868)	(959)	(1,712)	(1,716)
Foreign exchange gains (losses) and inflation indexation charges	331	(2,858)	88	(1,767)
Net finance expense	(21)	(3,198)	(643)	(2,602)
Results of equity-accounted investments	(22)	(9)	13	341
Net income before income taxes	8,435	16,350	19,401	29,564
Income taxes	(2,576)	(5,309)	(6,172)	(9,875)
Net income for the period	5,859	11,041	13,229	19,689
Net income attributable to shareholders of Petrobras	5,828	11,010	13,169	19,615
Net income attributable to non-controlling interests	$ 31	$ 31	$ 60	$ 74
Basic and diluted earnings per common and preferred share - in U.S. dollars	$ 0.45	$ 0.84	$ 1.01	$ 1.50